CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2026	Jun. 30, 2026
General and administrative		$ 6,362,000	$ 11,840,000
Loss from operations		(15,077,000)	(28,111,000)
Other income (expense):
Net income (loss)		$ (83,692,000)	$ (122,504,000)
Weighted-average number of common shares outstanding - basic	[1]	14,440,768	14,435,062
Weighted-average number of common shares outstanding - diluted	[1]	14,440,768	14,435,062
Net loss per share - basic		$ 5.8	$ 8.49
Net loss per share - diluted		$ 5.80	$ 8.49
Spring Valley Acquisition III
General and administrative		$ 388,314	$ 570,497
Loss from operations		(388,314)	(570,497)
Other income (expense):
Change in fair value of subscription agreement liability		(8,120,771)	(21,975,641)
Interest earned on investments held in Trust Account		2,076,992	4,123,512
Other income (expense), net		(6,043,779)	(17,852,129)
Net income (loss)		$ (6,432,093)	$ (18,422,626)
Class A ordinary shares subject to possible redemption | Spring Valley Acquisition III
Other income (expense):
Weighted-average number of common shares outstanding - basic		23,000,000	23,000,000
Weighted-average number of common shares outstanding - diluted		23,000,000	23,000,000
Net loss per share - basic		$ (0.21)	$ (0.6)
Net loss per share - diluted		$ (0.21)	$ (0.6)
Class B common shares | Spring Valley Acquisition III
Other income (expense):
Weighted-average number of common shares outstanding - basic	[2],[3]	7,666,667	7,666,667
Weighted-average number of common shares outstanding - diluted		7,666,667	7,666,667
Net loss per share - basic		$ (0.21)	$ (0.6)
Net loss per share - diluted		$ (0.21)	$ (0.6)

[1]	The weighted average shares outstanding for the three month and six month period ended June 30, 2025, has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.
[2]	Excludes an aggregate of 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters. On September 5, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).
[3]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of the independent directors transferred 13,333 Founder Shares to the Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 Founder Shares, and each of the independent directors currently holds 40,000 Founder Shares for an aggregate of 7,666,667 Founder Shares. All share and per share data has been retroactively restated (Note 5).